PRINCIPAL ACTIVITIES AND ORGANIZATION - Divestitures (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 24, 2020 USD ($)	Jan. 16, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from continuing operations			$ (190,316)	¥ (1,327,678)	¥ (1,351,761)	¥ (1,268,824)
Accumulated deficit			$ (1,816,055)		¥ (10,680,489)				¥ (12,669,165)
SUBSEQUENT EVENTS | Salvage car related business | Discontinued business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | ¥								¥ 330,000
Consideration received | ¥		¥ 165,000
SUBSEQUENT EVENTS | 2B online used car auction business | Discontinued business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration | $							$ 105,000
Consideration received | $	$ 75,000